Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

16 Debt

Short-term debt

	2016	2015
Short-term bank borrowings	—	6
Current portion of long-term debt (*)	421	550

Total	421	556

(*)	Net of adjustment for debt issuance costs.

At December 31, 2015, short-term bank borrowings of $6 million consisted of a local bank borrowing by our Chinese subsidiary. The applicable weighted average interest rate during 2015 was 2.5%.

Long-term debt

The following table summarizes the outstanding long-term debt as of December 31, 2016 and 2015:

		2016		2015
	Maturities	Amount	Effective rate	Amount	Effective rate
Floating-rate term loan	Mar, 2017	388	2.770	392	2.750
Floating-rate term loan	Jan, 2020	387	3.270	391	3.250
Floating-rate term loan	Dec, 2020	1,436	3.270	2,700	3.750
Fixed-rate 3.5% senior unsecured notes	Sep, 2016	—	—	500	3.500
Fixed-rate 3.75% senior unsecured notes	Jun, 2018	750	3.750	750	3.750
Fixed-rate 4.125% senior unsecured notes	Jun, 2020	600	4.125	600	4.125
Fixed-rate 4.125% senior unsecured notes	Jun, 2021	1,350	4.125	—	—
Fixed-rate 5.75% senior unsecured notes	Feb, 2021	500	5.750	500	5.750
Fixed-rate 5% senior secured notes	May, 2021	—	—	500	5.000
Fixed-rate 3.875% senior unsecured notes	Sep, 2022	1,000	3.875	—	—
Fixed-rate 6% senior secured notes	Jan, 2022	—	—	960	6.000
Fixed-rate 4.625% senior unsecured notes	Jun, 2022	400	4.625	400	4.625
Fixed-rate 5.75% senior unsecured notes	Mar, 2023	500	5.750	500	5.750
Fixed-rate 4.625% senior unsecured notes	Jun, 2023	900	4.625	—	—
Fixed-rate 1% cash convertible notes	Dec, 2019	1,150	1.000	1,150	1.000
Floating-rate revolving credit facility	Dec, 2020	—	—	—	—

Total principal		9,361		9,343
Liabilities arising from capital lease transactions		15		31
Unamortized discounts, premiums and debtissuance costs		(61)		(82)
Fair value of embedded cash conversion option		(128)		(167)
Purchase accounting fair value adjustmentFreescale Senior Secured Notes		—		81

Total debt, including unamortized discounts,premiums, debt issuance costs and fair value adjustments		9,187		9,206
Current portion of long-term debt		(421)		(550)

Long-term debt		8,766		8,656

	Range of interest rates	Average rate of interest	Principal amount outstanding 2016	Due in 2017	Due after 2017	Due after 2021	Average remaining term (in years)	Principal amount outstanding 2015

USD notes	2.8%-5.8%	4.1%	8,211	406	7,805	2,800	4.2	8,193
2019 Cash Convertible Senior Notes	1.0%-1.0%	1.0%	1,150	—	1,150	—	2.9	1,150
Revolving Credit Facility (1)	—	—	—	—	—	—	—	—
Bank borrowings	—	—	—	—	—	—	—	—
Liabilities arising from capital lease transactions	2.5%-13.8%	3.0%	15	15	—	—	1.3	31

		3.7%	9,376	421	8,955	2,800	4.1	9,374

(1)	We do not have any borrowings under the $600 million Revolving Credit Facility as of December 31, 2016.

As of December 31, 2016, the following principal amounts of long-term debt are due in the next 5 years:

2017	421
2018	768
2019	1,167
2020	2,370
2021	1,850
Due after 5 years	2,800

9,376

As of December 31, 2016, the book value of our outstanding long-term debt was $8,766 million, less debt issuance costs of $61 million and less original issuance/debt discount of $128 million.

As of December 31, 2016, the fixed rate notes and floating rate notes represented 76% and 24% respectively of the total principal amount of the notes outstanding at December 31, 2016. The remaining tenor of secured debt is on average 4.1 years.

Accrued interest as of December 31, 2016 is $48 million (December 31, 2015: $46 million).

2016 Financing Activities

2020 Term Loan

On September 22, 2016, NXP entered into a new $1,440 million aggregate principal amount Senior Secured Term Loan Facility due December 7, 2020. Concurrently, NXP repaid the $1,440 million principal amount Senior Secured Term Loan Facility due December 7, 2020.

2022 Senior Unsecured Notes

On August 11, 2016, NXP B.V., together with NXP Funding LLC, issued U.S. dollar-denominated 3.875% Senior Unsecured Notes with an aggregate principal amount of $1,000 million, due September 1, 2022. The interest is payable semi-annually on March 1 and September 1 of each year, beginning on March 1, 2017. The Notes were issued at par and were recorded at their fair value of $1,000 million on the accompanying Consolidated Balance Sheet. NXP used the net proceeds from the offering of the Notes to redeem the remaining $960 million aggregate principal amount of its outstanding Senior Secured Notes due 2022 and to pay for certain costs and expenses related thereto.

2021 Additional Senior Unsecured Notes

On August 1, 2016, NXP B.V., together with NXP Funding LLC, issued an aggregate principal amount of $500 million of 4.125% Senior Unsecured Notes due 2021 (the “Additional Notes”). The Additional Notes were issued at a price of 101.875% and are of the same class as the existing 4.125% Senior Notes due 2021 originally issued on May 23, 2016. NXP used the net proceeds from the offering of the Additional Notes to redeem $200 million aggregate principal amount of its outstanding Senior Notes due 2016 and used the remainder of the proceeds for general corporate purposes.

2021 and 2023 Senior Unsecured Notes

On May 23, 2016, NXP B.V. together with NXP Funding LLC issued U.S. dollar-denominated 4.125% and 4.625% Senior Unsecured Notes with aggregate principal amounts of $850 million, due June 1, 2021 and $900 million, due June 1, 2023. The interest is payable semi-annually on June 1 and December 1 of each year, beginning on December 1, 2016. These Notes were issued at par and were recorded at their fair value of $850 million and $900 million, respectively, on the accompanying Consolidated Balance Sheet. NXP used the net proceeds from the offering of the Notes and cash on hand to repay $1,250 million aggregate principal amount of its existing Secured Term Loan B due 2020 and $500 million aggregate principal amount of its outstanding Senior Secured Notes due 2021.

2016 Senior Unsecured Notes

On February 23, April 27 and August 1, 2016, NXP B.V., together with NXP Funding LLC, issued redemption notices for an aggregate principal amount of $200 million, $100 million and $200 million, respectively, of its outstanding 3.5% Senior Unsecured Notes due 2016. The funds from this redemption came from available surplus cash.

Certain terms and Covenants of the U.S. dollar-denominated notes

The Company is not required to make mandatory redemption payments or sinking fund payments with respect to the notes. With respect to the Term Loans, the Company is required to repay $18 million annually.

The indentures governing the notes contain covenants that, among other things, limit the Company’s ability and that of restricted subsidiaries to incur additional indebtedness, create liens, pay dividends, redeem capital stock or make certain other restricted payments or investments; enter into agreements that restrict dividends from restricted subsidiaries; sell assets, including capital stock of restricted subsidiaries; engage in transactions with affiliates; and effect a consolidation or merger. The Company has been in compliance with any such indentures and financing covenants.

Certain portions of long-term and short-term debt as of December 31, 2016 in the principal amount of $2,211 million (2015: $4,943 million) have been secured by collateral on substantially all of the Company’s assets and of certain of its subsidiaries.

Each series of the Senior Unsecured Notes are fully and unconditionally guaranteed jointly and severally, on a senior basis by certain of the Company’s current and future material wholly owned subsidiaries (“Guarantors”).

Pursuant to various security documents related to the above mentioned term loans and the $600 million committed revolving credit facility, the Company and each Guarantor has granted first priority liens and security interests in, amongst others, the following, subject to the grant of further permitted collateral liens:

(a)	all present and future shares of capital stock of (or other ownership or profit interests in) each of its present and future direct subsidiaries, other than SMST Unterstützungskasse GmbH, and material joint venture entities;

(b)	all present and future intercompany debt of the Company and each Guarantor;

(c)	all of the present and future property and assets, real and personal, of the Company, and each Guarantor, including, but not limited to, machinery and equipment, inventory and other goods, accounts receivable, owned real estate, leaseholds, fixtures, general intangibles, license rights, patents, trademarks, trade names, copyrights, chattel paper, insurance proceeds, contract rights, hedge agreements, documents, instruments, indemnification rights, tax refunds, but excluding cash and bank accounts; and

(d)	all proceeds and products of the property and assets described above.

Notwithstanding the foregoing, certain assets may not be pledged (or the liens not perfected) in accordance with agreed security principles, including:

•	if the cost of providing security is not proportionate to the benefit accruing to the holders; and

•	if providing such security requires consent of a third party and such consent cannot be obtained after the use of commercially reasonable efforts; and

•	if providing such security would be prohibited by applicable law, general statutory limitations, financial assistance, corporate benefit, fraudulent preference, “thin capitalization” rules or similar matters or providing security would be outside the applicable pledgor’s capacity or conflict with fiduciary duties of directors or cause material risk of personal or criminal liability after using commercially reasonable efforts to overcome such obstacles; and

•	if providing such security would have a material adverse effect (as reasonably determined in good faith by such subsidiary) on the ability of such subsidiary to conduct its operations and business in the ordinary course as otherwise permitted by the indenture; and

•	if providing such security or perfecting liens thereon would require giving notice (i) in the case of receivables security, to customers or (ii) in the case of bank accounts, to the banks with whom the accounts are maintained. Such notice will only be provided after the secured notes are accelerated.

Subject to agreed security principles, if material property is acquired by the Company or a Guarantor that is not automatically subject to a perfected security interest under the security documents, then the Company or relevant Guarantor will within 60 days provide security over this property and deliver certain certificates and opinions in respect thereof as specified in the indenture governing the notes.

2019 Cash Convertible Senior Notes

In November 2014, NXP issued $1,150 million principal amount of its 2019 Cash Convertible Senior Notes (the “Notes”). The 2019 Cash Convertible Senior Notes have a stated interest rate of 1.00%, matures on December 1, 2019 and may be settled only in cash. The indenture for the 2019 Cash Convertible Senior Notes does not contain any financial covenants. Contractual interest payable on the 2019 Cash Convertible Senior Notes began accruing in December 2014 and is payable semi-annually each December 1st and June 1st. The initial purchasers’ transaction fees and expenses totaling $16 million were capitalized as deferred financing costs and are amortized over the term of the 2019 Cash Convertible Senior Notes using the effective interest method.

Prior to September 1, 2019, holders may convert their 2019 Cash Convertible Senior Notes into cash upon the occurrence of one of the following events:

•	the price of NXP’s common stock reaches 130% of the conversion price on each applicable trading day during certain periods of time specified in the 2019 Cash Convertible Senior Notes;

•	specified corporate transactions occur; or

•	the trading price of the 2019 Cash Convertible Senior Notes falls below 98% of the product of (i) the last reported sales price of NXP’s common stock and (ii) the conversion rate on the date.

On or after September 1, 2019, until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2019 Cash Convertible Senior Notes into cash at any time, regardless of the foregoing circumstances. NXP may not redeem the 2019 Cash Convertible Senior Notes prior to maturity.

The initial cash conversion rate for the 2019 Cash Convertible Senior Notes is 9.7236 shares of NXP’s common stock per $1,000 principal amount of 2019 Cash Convertible Senior Notes, equivalent to a cash conversion price of $102.84 per share of NXP’s common stock, with the amount due on conversion payable in cash. Upon cash conversion, a holder will receive the sum of the daily settlement amounts, calculated on a proportionate basis for each day, during a specified observation period following the cash conversion date.

If a “fundamental change” (as defined below in this section) occurs at any time, holders will have the right, at their option, to require us to repurchase for cash all of their 2019 Cash Convertible Senior Notes, or any portion of the principal thereof that is equal to $1,000 or a multiple of $1,000 (provided that the portion of any global note or certified note, as applicable, not tendered for repurchase has a principal amount of at least $200,000, on the fundamental change repurchase date. A fundamental change is any transaction or event (whether by means of an exchange offer, change of common stock, liquidation, consolidation, merger, reclassification, recapitalization or otherwise) in which more than 50% of NXP’s common stock is exchanged for, converted into, acquired for or constitutes solely the right to receive, consideration. A transaction or transactions described above will not constitute a fundamental change, however, if at least 90% of the consideration received or to be received by our common shareholders, excluding cash payments for fractional shares, in connection with such transaction or transactions consists of shares of common equity that are listed or quoted on any permitted exchange or will be so listed or quoted when issued or exchanged in connection with such transaction or transactions and as a result of such transaction or transactions such consideration becomes the reference property for the 2019 Cash Convertible Senior Notes.

As of December 31, 2016, none of the conditions allowing the holders of the 2019 Cash Convertible Senior Notes to convert the 2019 Cash Convertible Senior Notes into cash had been met.

The requirement that NXP must settle the conversion of the Notes in cash gives rise to a derivative instrument that must be bifurcated from the debt host. The embedded cash conversion option within the Cash Convertible Notes is required to be separated from the Cash Convertible Notes and accounted for separately as a derivative liability, with changes in fair value reported in our Consolidated Statements of Income in other (expense) income, net until the cash conversion option settles or expires. The initial fair value liability of the embedded cash conversion option simultaneously reduced the carrying value of the Cash Convertible Notes (effectively an original issuance discount). The embedded cash conversion option is measured and reported at fair value on a recurring basis, within Level 3 of the fair value hierarchy. The fair value of the embedded cash conversion option at December 31, 2016 was $258 million (2015: $241 million) which is recorded in other long-term liabilities in the accompanying balance sheet. For the year ended December 31, 2016, the change in the fair value of the embedded cash conversion option resulted in a loss of $17 million (2015: a loss of $38 million).

Concurrently with the pricing of the 2019 Cash Convertible Senior Notes, NXP entered into hedge transactions, or the Notes Hedges, with various parties whereby NXP has the option to receive the cash amount that may be due to the Notes holders at maturity in excess of the $1,150 million principal amount of the notes, subject to certain conversion rate adjustments in the Notes Indenture. These options expire on December 1, 2019, and must be settled in cash. The aggregate cost of the Notes Hedges was $208 million. The Notes Hedges are accounted for as derivative assets, and are included in Other assets in NXP’s Consolidated Balance Sheet. As of December 31, 2016, the estimated fair value of the Notes Hedges was $258 million (2015: $241 million).

The Notes Embedded Conversion Derivative and the Notes Hedges are adjusted to fair value each reported period and unrealized gains and losses are reflected in NXP’s Consolidated Statements of Operations. Because the fair values of the Notes Embedded Conversion Derivative and the Notes Hedges are designed to have similar offsetting values, there was no impact to NXP’s Consolidated Statements of Operations relating to these adjustments to fair value during fiscal 2016 (2015: no impact).

In separate transactions, NXP also sold warrants, to various parties for the purchase of up to 11.18 million shares of NXP’s common stock at a strike price of $133.32 per share in a private placement pursuant to Section 4(2) of the Securities Act of 1933, as amended, or the Securities Act. The Warrants expire on various dates from March 2, 2020, through April 30, 2020, and will be net share settled. NXP received $134 million in cash proceeds from the sale of the Warrants, which were at the time of issuance recorded in Other non-current liabilities. As of January 1, 2016, as of result of the acquisition of Freescale, NXP has concluded that the functional currency of the holding company is USD. Consequently, beginning from January 1, 2016, the Warrants with a carrying value of $168 million were reclassified to stockholders’ equity, and mark-to-market accounting is no longer applicable. The Warrants are included in diluted earnings per share to the extent the impact is dilutive. As of December 31, 2016, the Warrants were not dilutive.

The principal amount, unamortized debt discount and net carrying amount of the liability component of the 2019 Cash Convertible Senior Notes as of December 31, 2016 and 2015 was as follows:

(in millions)	As of December 31
	2016	2015
Principal amount of 2019 Cash Convertible Senior Notes	1,150	1,150
Unamortized debt discount of 2019 Cash Convertible Senior Notes	136	178
Net liability of 2019 Cash Convertible Senior Notes	1,014	972

The effective interest rate, contractual interest expense and amortization of debt discount for the 2019 Cash Convertible Senior Notes for fiscal 2016 and 2015 were as follows:

(in millions, except percentage)	2016	2015
Effective interest rate	5.14%	5.14%
Contractual interest expense	12	12
Amortization of debt discount	40	38

As of December 31, 2016, the if-converted value of the 2019 Cash Convertible Senior Notes exceeded the principal amount of the Notes. The total fair value of the 2019 Cash Convertible Senior Notes was $1,310 million.

Impact of Conversion Contingencies on Financial Statements

At the end of each quarter until maturity of the 2019 Cash Convertible Senior Notes, NXP will reassess whether the stock price conversion condition has been satisfied. If one of the early conversion conditions is satisfied in any future quarter, NXP would classify its net liability under the 2019 Cash Convertible Senior Notes as a current liability on the Consolidated Balance Sheet as of the end of that fiscal quarter. If none of the early conversion conditions have been satisfied in a future quarter prior to the one-year period immediately preceding the maturity date, NXP would classify its net liability under the 2019 Cash Convertible Senior Notes as a non-current liability on the Consolidated Balance Sheet as of the end of that fiscal quarter. If the holders of the 2019 Cash Convertible Senior Notes elect to convert their 2019 Cash Convertible Senior Notes prior to maturity, any unamortized discount and transaction fees will be expensed at the time of conversion.